Investments - Summary of Investments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Listed
At fair value through OCI	$ 47.9	$ 42.4
Unlisted
Asanko redeemable preference shares	95.5	92.6
Derivative instruments
Warrants	11.7	12.9
Total investments	155.1	147.9
Fair value at beginning of the year	132.9	95.5
Purchase of preference shares	20.0
Redemption of preference shares	(10.0)	(37.5)
Net change in fair value (recognised in OCI)	(47.4)	34.6
Fair value at end of the year	$ 95.5	$ 92.6